UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2019

Date of reporting period: March 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM

STRATEGIC INCOME FUND (FORMERLY UNCONSTRAINED BOND FUND)
March 31, 2019
(Unaudited)

SCHEDULE OF INVESTMENTS U.S. TREASURY OBLIGATIONS — 31.9%

	Face Amount	Value

United States Treasury Bills
2.401%, 07/18/2019(A)	$5,500,000	$5,461,040
2.285%, 06/20/2019(A)	2,750,000	2,735,553
United States Treasury Inflation Indexed Bonds
1.375%, 01/15/2020	8,148,070	8,215,440
1.000%, 02/15/2048	1,020,740	1,041,602
0.750%, 07/15/2028	2,506,925	2,561,981
United States Treasury Notes
2.875%, 08/15/2028	1,900,000	1,974,070
2.875%, 10/31/2023	3,000,000	3,082,031
2.500%, 06/30/2020	10,000,000	10,012,501

TOTAL U.S. TREASURY OBLIGATIONS (Cost $34,834,858)		35,084,218

CORPORATE OBLIGATIONS — 30.9%

Communication Services — 1.0%
AMC Entertainment Holdings
Callable 05/15/2022 @ $103 6.125%, 05/15/2027	1,250,000	1,129,688

Consumer Discretionary — 2.4%
Newell Brands
Callable 01/01/2026 @ $100 4.200%, 04/01/2026	2,000,000	1,908,848
Wynn Macau
Callable 10/01/2022 @ $103 5.500%, 10/01/2027(B)	750,000	718,125

		2,626,973

Energy — 1.9%
Energy Transfer Operating 7.500%, 10/15/2020	2,000,000	2,129,331

Financials — 8.0%
JPMorgan Chase
Callable 04/30/2019 @ $100 6.221%, VAR ICE LIBOR USD 3 Month+3.470%, 12/31/2049	2,000,000	2,010,000
NTC Capital II
Callable 04/29/2019 @ $100 3.377%, VAR ICE LIBOR USD 3 Month+0.590%, 04/15/2027	2,100,000	1,942,500

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM

STRATEGIC INCOME FUND (FORMERLY UNCONSTRAINED BOND FUND)
March 31, 2019
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
PNC Capital Trust C 3.196%, VAR ICE LIBOR USD 3 Month+0.570%, 06/01/2028	$2,000,000	$1,841,956
USB Capital IX
Callable 04/29/2019 @ $100 3.807%, VAR ICE LIBOR USD 3 Month+1.020%, 04/15/2049	2,000,000	1,570,000
Wachovia Capital Trust III
Callable 04/29/2019 @ $100 5.570%, VAR ICE LIBOR USD 3 Month+0.930%, 12/31/2049	1,500,000	1,480,575

		8,845,031

Health Care — 2.8%
HCA Healthcare 6.250%, 02/15/2021	2,000,000	2,101,700
UnitedHealth Group 3.500%, 06/15/2023	1,000,000	1,030,195

		3,131,895

Industrials — 7.6%
Air Canada Pass - Through Trust, Ser 2015-1, Cl C 5.000%, 03/15/2020(B)	1,425,000	1,435,260
American Airlines Pass - Through Trust, Ser 2013-1, Cl B 5.625%, 01/15/2021(B)	1,329,370	1,355,292
American Airlines Pass - Through Trust, Ser 2013-2, Cl B 5.600%, 07/15/2020(B)	1,363,089	1,383,535
Delta Air Lines Pass - Through Trust 6.718%, 01/02/2023	1,429,220	1,521,548
Delta Air Lines Pass - Through Trust, Ser 2007-1, Cl B 8.021%, 08/10/2022	876,480	965,881
IHS Markit
Callable 08/01/2022 @ $100 5.000%, 11/01/2022(B)	1,000,000	1,043,300
United Airlines Pass - Through Trust, Ser 2013-1, Cl B 5.375%, 08/15/2021	596,362	611,531

		8,316,347

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM

STRATEGIC INCOME FUND (FORMERLY UNCONSTRAINED BOND FUND)
March 31, 2019
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Leisure Time — 1.6%
Silversea Cruise Finance
Callable 02/01/2020 @ $105 7.250%, 02/01/2025(B)	$1,656,000	$1,790,964

Mining — 1.5%
Teck Resources
Callable 06/01/2019 @ $106 8.500%, 06/01/2024(B)	1,500,000	1,608,291

Pipelines — 4.1%
Cheniere Corpus Christi Holdings
Callable 01/01/2024 @ $100 7.000%, 06/30/2024	2,220,000	2,505,935
Midcontinent Express Pipeline 6.700%, 09/15/2019(B)	1,900,000	1,904,637

		4,410,572

TOTAL CORPORATE OBLIGATIONS (Cost $34,015,668)		33,989,092

ASSET-BACKED SECURITIES — 23.1%

Other ABS — 17.3%
Crestline Denali CLO XVI, Ser 2018-1A, Cl A
Callable 01/20/2020 @ $100 3.881%, VAR ICE LIBOR USD 3 Month+1.120%, 01/20/2030 (B)	2,500,000	2,477,203
DB Master Finance, Ser 2015-1A, Cl A2II
Callable 05/20/2019 @ $100 3.980%, 02/20/2045 (B)	2,373,120	2,369,940
JMP Credit Advisors CLO IIIR, Ser 2018-1RA, Cl A
Callable 04/17/2019 @ $100 3.623%, VAR ICE LIBOR USD 3 Month+0.850%, 01/17/2028 (B)	1,200,000	1,190,036
Sound Point CLO VII-R, Ser 2018-3RA, Cl B
4.082%, VAR ICE LIBOR USD 3 Month+1.800%, 10/23/2031 (B)	1,750,000	1,742,342
Sound Point CLO, Ser 2018-1RA, Cl B
Callable 07/18/2020 @ $100 4.530%, VAR ICE LIBOR USD 3 Month+1.750%, 07/18/2031 (B)	4,000,000	3,970,517

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM

STRATEGIC INCOME FUND (FORMERLY UNCONSTRAINED BOND FUND)
March 31, 2019
(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Steele Creek CLO, Ser 2018-2A, Cl A
Callable 08/18/2020 @ $100 3.883%, VAR ICE LIBOR USD 3 Month+1.200%, 08/18/2031 (B)	$2,000,000	$1,988,586
Venture 33 CLO, Ser 2018-33A, Cl B
Callable 07/15/2020 @ $100 4.637%, VAR ICE LIBOR USD 3 Month+1.850%, 07/15/2031 (B)	3,000,000	2,972,646
Verizon Owner Trust, Ser 2017-2A, Cl B
Callable 08/20/2020 @ $100 2.220%, 12/20/2021 (B)	1,603,000	1,592,303
West CLO, Ser 2017-1A, Cl A1BR
Callable 05/07/2019 @ $100 2.745%, 11/07/2025 (B)	798,142	794,937

		19,098,510

Student Loan — 5.8%
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
Callable 07/15/2028 @ $100 4.084%, VAR ICE LIBOR USD 1 Month+1.600%, 10/15/2031 (B)	2,250,000	2,315,135
SMB Private Education Loan Trust, Ser 2015-C, Cl B
Callable 08/15/2027 @ $100 3.500%, 09/15/2043 (B)	2,000,000	2,009,049
SMB Private Education Loan Trust, Ser 2015-C, Cl A3
Callable 08/15/2027 @ $100 4.434%, VAR ICE LIBOR USD 1 Month+1.950%, 08/16/2032 (B)	2,000,000	2,069,921

		6,394,105

TOTAL ASSET-BACKED SECURITIES (Cost $25,560,204)		25,492,615

MORTGAGE-BACKED SECURITIES — 5.8%

Agency Mortgage-Backed Obligations — 1.5%
FHLMC Multifamily Structured Pass - Through
Certificates, Ser K043, Cl X3, IO 1.636%, 02/25/2043	20,425,000	1,668,430

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM

STRATEGIC INCOME FUND (FORMERLY UNCONSTRAINED BOND FUND)
March 31, 2019
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value

Non-Agency Mortgage-Backed Obligations — 4.3%
BHMS, Ser 2018-ATLS, Cl B
3.984%, VAR LIBOR USD 1 Month+1.500%, 07/15/2035 (B)	$2,000,000	$1,998,073
COMM Mortgage Trust, Ser 2014-UBS4, Cl XA, IO 1.172%, 08/10/2047	64,455,511	2,718,167

		4,716,240

TOTAL MORTGAGE-BACKED SECURITIES (Cost $6,198,168)		6,384,670

MUNICIPAL BOND — 3.3%
Los Angeles, Department of Water & Power System, RB
Callable 07/01/2020 @ $100 6.166%, 07/01/2040	3,500,000	3,651,515

TOTAL MUNICIPAL BOND (Cost $3,627,630)		3,651,515

LOAN PARTICIPATION — 0.9%
Prairie ECI Acquiror, Term Loan, 1st Lien
7.366%, 03/11/2026	1,000,000	1,001,250

TOTAL LOAN PARTICIPATION (Cost $1,005,000)		1,001,250

TOTAL INVESTMENTS — 95.9% (Cost $105,241,528)		$105,603,360

Percentages are based on Net Assets of $110,148,322

(A)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of March 31, 2019 was $38,730,092 and represents 35.2% of Net Assets.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM

STRATEGIC INCOME FUND (FORMERLY UNCONSTRAINED BOND FUND)
March 31, 2019
(Unaudited)

ABS — Asset Backed Security

Cl — Class

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

ICE — Intercontinental Exchange

IO — Interest Only - face amount represents notional amount

LIBOR — London Interbank Offered Rate

RB — Revenue Bond

Ser — Series

USD — U.S. Dollar

VAR — Variable Rate

A list of the open futures contracts held by the Fund at March 31, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Euro-OAT	(10)	Jun-2019	$(1,804,083)	$(1,824,759)	$(43,691)
Gold 100 oz	15	Jun-2019	1,982,250	1,947,750	(34,500)
U.S. 10-Year Treasury Note	45	Jun-2019	5,509,688	5,589,844	80,156
U.S. Ultra Long Treasury Bond	(30)	Jun-2019	(4,929,719)	(5,040,000)	(110,281)
Ultra 10-Year U.S. Treasury Note	(25)	Jun-2019	(3,253,125)	(3,319,531)	(66,406)

			$(2,494,989)	$(2,646,696)	$(174,722)

The following is a list of the level of inputs used as of March 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value.

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$35,084,218	$—	$35,084,218
Corporate Obligations	—	33,989,092	—	33,989,092
Asset-Backed Securities	—	25,492,615	—	25,492,615
Mortgage-Backed Securities	—	6,384,670	—	6,384,670
Municipal Bond	—	3,651,515	—	3,651,515
Loan Participation	—	1,001,250	—	1,001,250

Total Investments in Securities	$—	$105,603,360	$—	$105,603,360

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$80,156	$–	$–	$80,156
Unrealized Depreciation	(254,878)	–	–	(254,878)

Total Other Financial Instruments	$(174,722)	$–	$–	$(174,722)

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. For the period ended March 31, 2019, there were no Level 3 securities.

For information regarding the Fund’s policies regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

PNN-QH-001-0200

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: May 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: May 29, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: May 29, 2019